Average Annual Total Returns{- Fidelity® Series Blue Chip Growth Fund} - 07.31 Fidelity Series Blue Chip Growth Fund Series PRO-07 - Fidelity® Series Blue Chip Growth Fund	Fidelity Series Blue Chip Growth Fund-Default Return Before Taxes Past 1 year	Fidelity Series Blue Chip Growth Fund-Default Return Before Taxes Past 5 years	Fidelity Series Blue Chip Growth Fund-Default Return Before Taxes Since Inception		Fidelity Series Blue Chip Growth Fund-Default After Taxes on Distributions Past 1 year	Fidelity Series Blue Chip Growth Fund-Default After Taxes on Distributions Past 5 years	Fidelity Series Blue Chip Growth Fund-Default After Taxes on Distributions Since Inception		Fidelity Series Blue Chip Growth Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Series Blue Chip Growth Fund-Default After Taxes on Distributions and Sales Past 5 years	Fidelity Series Blue Chip Growth Fund-Default After Taxes on Distributions and Sales Since Inception		RS004 Past 1 year	RS004 Past 5 years	RS004 Since Inception
Total	63.23%	25.74%	21.83%	[1]	49.49%	21.39%	18.34%	[1]	44.03%	20.02%	17.23%	[1]	38.49%	21.00%	18.19%	[1]

[1]	(a)From November 7, 2013